Income Taxes - Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income taxes	$ 4,447	$ 4,346	$ 4,125
Enacted tax rates in India	25.17%	34.94%	34.94%
Computed expected tax expense	$ 1,119	$ 1,519	$ 1,442
Tax effect due to non-taxable income for Indian tax purposes		(363)	(362)
Overseas taxes	131	136	132
Tax provision (reversals)	16	(113)	(13)
Effect of differential tax rates	(9)	(69)	(41)
Effect of exempt non-operating income	(4)	(6)	(6)
Effect of unrecognized deferred tax assets	19	25	14
Effect of non-deductible expenses	33	20	19
Others	(20)	28	(43)
Income tax expense	$ 1,285	$ 1,177	$ 1,142